Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000218810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000218810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[1]
C000218810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218810 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000218810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000218810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000218810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000218810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000218810 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000218810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000218810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000218810 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218810 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000229631 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000229631 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000229631 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000229631 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000229631 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000229631 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000229631 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000229631 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000229631 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000229631 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000229631 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000229631 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000231438 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231438 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000231438 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000231438 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
C000231438 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000231438 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000231438 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231438 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000231438 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000231438 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000231438 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000231438 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000235594 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000235594 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%	[2]
C000235594 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000235594 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
C000235594 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000235594 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000235594 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000235594 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000235594 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000235594 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000235594 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000235594 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000235594 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000237212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000237212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000237212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000237212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000237212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000237212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000237212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000237212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000237212 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000237212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240858 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000240858 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000240858 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000240858 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000240858 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000240858 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000240858 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000240858 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000240858 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000240858 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
C000240858 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000240858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241195 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%
C000241195 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000241195 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000241195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000241195 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000241195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241195 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000241195 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000243013 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	72.20%
C000243013 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000243013 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243013 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000243013 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000243013 [Member] | Others each less than 1 0 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000243013 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000251449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000251449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000251449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000251449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000251449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000251449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000251449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000251449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000251449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000251450 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000251450 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000251450 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000251450 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000251450 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000251450 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000251450 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000251450 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000251450 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000251450 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000251450 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000251450 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000251451 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000251451 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000251451 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000251451 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000251451 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000251451 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000251451 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000251451 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251451 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%
C000251451 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000251451 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000251451 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000257449 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000257449 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257449 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.40%
C000257449 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000257449 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000257449 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000257449 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000257449 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000257449 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000257449 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000257449 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000257449 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000257465 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000257465 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000257465 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000257465 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000257465 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000257465 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000257465 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000257465 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000257465 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000257465 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000257465 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000257465 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%

[1]	Equity-Linked Notes that are linked to the S&P 500 Index.
[2]	Equity-Linked Notes that are linked to the Nasdaq-100 Index.